Organization and Business Description (Details) - Schedule of Income Statement - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Total net revenues	$ 656,113	$ 613,679	$ 7,409,272
Net loss	$ (3,697,384)	$ (15,438,135)	$ (5,629,408)